Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
Operating leases, 2025	$ 2,729
Financing leases, 2025	61
Operating leases, 2026	2,428
Financing leases, 2026	24
Operating leases, 2027	1,710
Financing leases, 2027	22
Operating leases, 2028	1,580
Financing leases, 2028	28
Operating leases, 2029 and thereafter	4,049
Financing leases, 2029 and thereafter
Operating leases, Total lease payments	12,496
Financing leases, Total lease payments	135
Operating leases, Less imputed interest	2,653
Financing leases, Less imputed interest	47
Operating leases, Total lease liabilities	9,843	$ 11,606
Financing leases, Total lease liabilities	$ 88